Above / Below Market Acquired Time Charters	12 Months Ended
Dec. 31, 2011
Above Below Market Acquired Time Charters Abstract
Above / Below Market Acquired Time Charters

5.Above / Below Market Acquired Time Charters

The Company acquired three vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates, which were below the market rates. The intangible asset and liability recorded on acquisition amounted to $12,269,390 and $4,020,335, respectively and are amortized / accreted over the remaining period of the time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion for the year ended December 31, 2011 for the intangible asset and liability amounted to $1,883,253 and $828,294, respectively.

The carrying value of the intangible assets and liabilities as of December 31, 2011 is expected to be amortized / accreted as follows:

For the year:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
2012	$3,350,101	$1,371,270
2013	3,340,948	1,367,523
2014	1,985,616	453,248
2015	1,263,071	-
2016	446,401	-
Total	$10,386,137	$3,192,041